FAIR VALUE MEASUREMENT (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
SCHEDULE OF FAIR VALUE ON FINANCIAL LIABILITIES

As of April 30, 2024, the estimated fair values of the Company’s financial liabilities are presented in the following table:

April 30, 2024
2023 Series Convertible Notes Payable - Stock Settled - Derivative/Warrant Liability	$32,738
2023 Series B Convertible Notes Payable – Stock Settled – Derivative/Warrant Liability	424,414
2024 Series Senior Secured convertible notes payable – stock settled – Derivative/Warrant Liability	2,861,775
Total	$3,318,927

As of October 31, 2023, the estimated fair values of the Company’s financial liabilities are presented in the following table:

October 31, 2023
2023 Series Convertible Notes Payable - Stock Settled - Derivative/Warrant Liability	$63,969
2023 Series B Convertible Notes Payable – Stock Settled – Derivative/Warrant Liability	829,294
Total	$893,263

SCHEDULE OF FAIR VALUE DERIVATIVE LIABILITIES ON RECURRING BASIS

The following table presents a roll forward of the fair value of the derivative liabilities associated with the Company’s warrants included with its 2023 Series and 2024 Series Convertible Notes Payable, categorized as Level 3:

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
Beginning Balance	$893,263	$-
Additions	2,890,037	996,598
Total (gains) or losses (unrealized)	(464,373)	(103,335)
Ending Balance	$3,318,927	$893,263

The following table presents a roll-forward of the fair value of the derivative liabilities associated with the Company’s warrants included with its 2023 Series Convertible Notes Payable, categorized as Level 3:

	Year Ended October 31, 2023	Year Ended October 31, 2022
Beginning Balance	$-	$-
Additions	996,598	-
Total (gains) or losses (realized/unrealized)	(103,335)	-
Included in operations	-	-
Ending Balance	$893,263	$-

SCHEDULE OF FAIR VALUE DERIVATIVE LIABILITIES ON WARRANTS GRANTED

The fair value of the warrants granted in connection with the two tranches of 2023 Series Convertible Notes Payable-Stock Settled during the periods presented was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	April 30, 2024	October 31, 2023
Risk-free interest rate	-%	3.60%-3.93%
Dividend yield	-%	0.00%
Volatility factor	-%	161.52%-200.29%
Weighted average expected life (years)	-	2.5

The fair value of the warrants granted in connection with the two, tranches of 2023 Series Convertible Notes Payable-Stock Settled during the periods presented was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	October 31, 2023	October 31, 2022
Risk-free interest rate	3.60%-3.93%	-
Dividend yield	0.00	-
Volatility factor	161.52%-200.29%	-
Weighted average expected life	2.5	-

2024 Senior Secured Convertible Notes Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
SCHEDULE OF FAIR VALUE DERIVATIVE LIABILITIES ON WARRANTS GRANTED

The fair value of the warrants granted in connection with the 2024 Series Senior Secured convertible notes payable - stock settled during the periods presented was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	April 30, 2024	October 31, 2023
Risk-free interest rate	3.99% - 4.61%	-%
Dividend yield	0.00%	-%
Volatility factor	132.32%-135.58%	-%
Weighted average expected life (years)	2.5	-